BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, no par value	$ 0	$ 0
Common stock, no par value	$ 0	$ 0
Common stock shares issued	142,150,164	91,694,183
Common stock shares outstanding	142,150,164	91,694,183